VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA express RETIREMENT VARIABLE ANNUITY
A SINGLE PREMIUM DEFERRED INDIVIDUAL VARIABLE ANNUITY CONTRACT
(“THE CONTRACT” OR “CONTRACTS”)

issued to
An Employer Sponsored Retirement Plan Group Variable Annuity with a
Similar Minimum Guaranteed Withdrawal Benefit

UPDATING SUMMARY PROSPECTUS
May 1, 2025
____________________________________________________________________________

There is one class of Contract described in this updating summary prospectus (“summary prospectus”). It is issued to you, the Contract Holder, to be used to rollover your interest in the employer sponsored retirement plan group variable annuity with a Similar Minimum Guaranteed Withdrawal Benefit (the “Group Contract”) into either a traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) or as a Roth IRA under Tax Code Section 408A.

The full prospectus for the Contract (the “full Contract Prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://vpx.broadridge.com/GetContract1.asp?cid=reslife&fid=ExpressRetVA. You can also obtain this information at no cost by calling 1-877-866-5050 or by visiting customer.resolutionlife.us.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at https://www.investor.gov/.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS
UPDATED INFORMATION ABOUT YOUR CONTRACT
IMPORTANT INFORMATION YOU SHOULD CONSIDER
ABOUT THE CONTRACT
APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT
HOW TO GET MORE INFORMATION

SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS
The following are some of the important terms used throughout this summary prospectus that have special meaning.

Accumulation Value: The sum of the value of your investment in each available Subaccount.

Contract or Contracts:  The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder:  The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service:  The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063,
1-800-584-6001.

Fund(s):  The underlying mutual Funds in which the Subaccounts invest.

General Account:  An account that holds the assets that support our general insurance, annuity and corporate obligations.  All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

Investor (also “you” or “participant”):  The individual who participates in the Contract through a retirement plan.

Minimum Guaranteed Withdrawal Benefit or MGWB: The benefit available after the Annuitant reaches the Lifetime Withdrawal Eligibility Age that guarantees that the Annuitant (and the Annuitant’s spouse if a joint and Survivor MGWB has been elected) will have a pre-determined amount, the MAW, available for Withdrawals from the Contract each Contract Year, even if the Accumulation Value is reduced to zero (other than by Excess Withdrawal or Surrender).

Subaccount:  A division of the Separate Account that invests in a Fund.

Tax Code:  The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our:  Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

Withdrawal: A transaction in which only a portion of the Cash Surrender Value is taken from the Contract.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

No Changes

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.
Transaction Charges
An Investor may be charged for transferring or reallocating an Accumulation Value among the investment options if more than one investment option is available.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees.”

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Expenses	3.50%[1], 2	3.50%[1,2]
	Investment Option (Portfolio Company fees and expenses)	0.48%[3]	0.48%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost Estimate: $458	Highest Annual Cost Estimate: $458
	Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLE - Examples” and “CHARGES AND FES - Periodic Fees and Charges.”

1 As a percentage of Accumulation Value.
2 The base contract expenses include (1) the mortality and expense risk charge of 1.50%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments; (2) the maximum annual maintenance fee of $80 may be assessed to cover a portion of our ongoing administrative expenses; and (3) a MGWB charge of 2.00% which is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Subaccount. The current charge may be less than the maximum amount shown. See “CHARGES AND FEES - Periodic Fees and Charges.”
3 These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment
The Contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the Contract’s MGWB, and other features and benefits are suitable for you. Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and APPENDIX A.

Insurance Company Risks
An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-855-720-0409.

See “THE CONTRACT - The General Account.”

RESTRICTIONS
Investments
• Some Subaccounts may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;
• While there is only one Subaccount currently available after the Right to Examine Period, we reserve the right to add additional Subaccounts in the future.
• The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and
• The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Right to Change the Separate Account and Subaccount Transfers.”

Optional Benefits	We may discontinue or restrict the availability of an optional benefit. See “DEATH BENEFIT.”
TAXES
Tax Implications
• You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;
• There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and
• Withdrawals (including MGWB withdrawals) will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation
We may pay the broker-dealer for selling the Contract to you. Your broker-dealer also may have certain revenue sharing arrangements or pay its personnel more for selling the Contract than for selling other annuity contracts.

See “OTHER TOPICS - Contract Distribution.”

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees, and risks of the Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the funds is available in the prospectuses for the funds, which may be amended from time to time. You can request this information at no cost by calling 1-877-886-5050.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 year	5 year	10 year
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[1], [2,3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-2.38%	0.61%	0.30%

* Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
1 There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
2 Unless required otherwise by state law, Premium will automatically be allocated to the Subaccount that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.
3      Effective May 1, 2024, the Voya Government Money Market Portfolio (Class S) was liquidated and transferred to the Voya Government Money Market Portfolio (Class I).

HOW TO GET MORE INFORMATION

This Summary Prospectus incorporates by reference the Contract statutory prospectus dated May 1, 2025, as amended or supplemented. The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at https://vpx.broadridge.com/GetContract1.asp?cid=reslife&fid=ExpressRetVA. You can also obtain this information at no cost by calling 1-877-866-5050 or by visiting customer.resolutionlife.us.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.